Revenue - Summary of Disaggregation of Revenue From Contracts With Customers (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue From Contract With Customers [Line Items]
Revenue	£ 23,428	£ 23,723	£ 24,062
Revenue Before Specific Items [Member]
Revenue From Contract With Customers [Line Items]
Revenue		23,746	24,082
Specific Items [Member]
Revenue From Contract With Customers [Line Items]
Revenue		(23)	(20)
ICT and Managed Networks [Member]
Revenue From Contract With Customers [Line Items]
Revenue	4,849
ICT and Managed Networks [Member] | I A S18
Revenue From Contract With Customers [Line Items]
Revenue		5,530	5,927
ICT and Managed Networks [Member] | Enterprise [Member]
Revenue From Contract With Customers [Line Items]
Revenue	2,236
ICT and Managed Networks [Member] | Global Services [Member]
Revenue From Contract With Customers [Line Items]
Revenue	2,613
Fixed Access Subscription Revenue [Member]
Revenue From Contract With Customers [Line Items]
Revenue	9,242
Fixed Access Subscription Revenue [Member] | Consumer [Member]
Revenue From Contract With Customers [Line Items]
Revenue	4,564
Fixed Access Subscription Revenue [Member] | Enterprise [Member]
Revenue From Contract With Customers [Line Items]
Revenue	2,181
Fixed Access Subscription Revenue [Member] | Global Services [Member]
Revenue From Contract With Customers [Line Items]
Revenue	362
Fixed Access Subscription Revenue [Member] | Openreach [Member]
Revenue From Contract With Customers [Line Items]
Revenue	2,135
Mobile Subscription [Member]
Revenue From Contract With Customers [Line Items]
Revenue	5,273
Mobile Subscription [Member] | Consumer [Member]
Revenue From Contract With Customers [Line Items]
Revenue	3,866
Mobile Subscription [Member] | Enterprise [Member]
Revenue From Contract With Customers [Line Items]
Revenue	1,277
Mobile Subscription [Member] | Global Services [Member]
Revenue From Contract With Customers [Line Items]
Revenue	130
Equipment And Other Services [Member]
Revenue From Contract With Customers [Line Items]
Revenue	4,095
Equipment And Other Services [Member] | Consumer [Member]
Revenue From Contract With Customers [Line Items]
Revenue	2,158
Equipment And Other Services [Member] | Enterprise [Member]
Revenue From Contract With Customers [Line Items]
Revenue	239
Equipment And Other Services [Member] | Global Services [Member]
Revenue From Contract With Customers [Line Items]
Revenue	1,630
Equipment And Other Services [Member] | Openreach [Member]
Revenue From Contract With Customers [Line Items]
Revenue	65
Equipment And Other Services [Member] | Other [Member]
Revenue From Contract With Customers [Line Items]
Revenue	3
Broadband And T V | I A S18
Revenue From Contract With Customers [Line Items]
Revenue		4,655	4,477
Mobile | I A S18
Revenue From Contract With Customers [Line Items]
Revenue		6,451	6,358
Calls Lines And Connections | I A S18
Revenue From Contract With Customers [Line Items]
Revenue		5,126	5,069
Transit | I A S18
Revenue From Contract With Customers [Line Items]
Revenue		265	404
Other Products And Services | I A S18
Revenue From Contract With Customers [Line Items]
Revenue		£ 1,719	£ 1,847
Before Specific Items [Member]
Revenue From Contract With Customers [Line Items]
Revenue	23,459
Before Specific Items [Member] | Consumer [Member]
Revenue From Contract With Customers [Line Items]
Revenue	10,588
Before Specific Items [Member] | Enterprise [Member]
Revenue From Contract With Customers [Line Items]
Revenue	5,933
Before Specific Items [Member] | Global Services [Member]
Revenue From Contract With Customers [Line Items]
Revenue	4,735
Before Specific Items [Member] | Openreach [Member]
Revenue From Contract With Customers [Line Items]
Revenue	2,200
Before Specific Items [Member] | Other [Member]
Revenue From Contract With Customers [Line Items]
Revenue	3
Specific Items [Member]
Revenue From Contract With Customers [Line Items]
Revenue	£ (31)